SHARE-BASED PAYMENTS - Number and Weighted-average exercise prices of equity instruments other than options (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) shares $ / shares
Restricted Share Units and Performance Share Units
Weighted Average Grant Date Fair Value
Expenses related to share-based incentive plans | $	$ 3.9
Restricted Share Units
Number of units
Outstanding, beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	1,090,627
Vested during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(5,668)
Outstanding, ending balance (in shares) | shares	1,084,959
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 0
Granted during the year (in USD per share) | $ / shares	13.63
Vested during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	13.64
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.63
Performance Share Units
Number of units
Outstanding, beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	1,993,174
Vested during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(6,299)
Outstanding, ending balance (in shares) | shares	1,986,875
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 0
Granted during the year (in USD per share) | $ / shares	14.56
Vested during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	14.55
Outstanding, beginning balance (in USD per share) | $ / shares	$ 14.56